Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2016
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000826644
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 30, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2016
Prospectus Date	rr_ProspectusDate	Dec. 01, 2016